INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX
Schedule of significant components of income tax expense

	2020	2019	2018
Current income tax charge	15,170	20,757	19,175
Prior period tax adjustments	(509)	(90)	(133)
Total current income tax	14,661	20,667	19,042
Deferred tax	1,465	(5,000)	(3,697)
Income tax expense on continuing operations	16,126	15,667	15,345

Reconciliation of the effective income tax rate to the statutory income tax rate

	2020	2019	2018
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
Expenses not deductible for tax purposes	1.3	2.1	0.7
Prior periods tax effects	(0.7)	(0.1)	(0.2)
Different tax rate of subsidiaries	(0.8)	(0.4)	(0.2)
Withholding tax on distributed and undistributed profits	1.5	1.9	(0.5)
Change in fair value of derivative financial instruments	—	0.2	(0.1)
Derecognition of deferred tax assets	(0.1)	(0.5)	0.1
Other	(0.4)	(0.2)	(0.1)
Effective income tax rate	20.8%	23.0%	19.7%

Schedule of deferred income tax assets and liabilities

	2020	2019
Deferred tax assets	8,778	9,975
Deferred tax liabilities	(19,191)	(17,866)
Net deferred tax liabilities	(10,413)	(7,891)

Schedule of movements in deferred tax assets and liabilities

			Recognised
			in other
	December 31,	Recognised in	comprehensive	Effect of	Effect of	December 31,
	2019	profit / loss	income	acquisitions	disposals	2020
Assets / (liabilities) arising from tax effect of:
Property, plant and equipment	(17,954)	(318)	19	—	3	(18,250)
Other intangible assets	(6,564)	314	—	—	(64)	(6,314)
Potential distributions from/ to Group’s subsidiaries/ associates and joint ventures	(2,430)	(42)	(34)	—	—	(2,506)
Licenses	(1,739)	47	(7)	—	—	(1,699)
Customer base	(576)	106	—	—	—	(470)
Capitalization of cost to obtain and fulfill contracts	(1,448)	(220)	—	—	—	(1,668)
Accrued expenses for services	7,929	(710)	5	—	(66)	7,158
Write-down of inventories	681	(211)	10	—	(67)	413
Allowance for ECL	2,947	(112)	3	—	(125)	2,713
Right-of-use assets and lease obligations	3,520	709	(2)	—	(3)	4,224
Loss carryforward	4,634	56	—	—	(729)	3,961
Contract liabilities	1,230	203	—	—	(3)	1,430
Debt modification	(433)	310	—	—	—	(123)
Hedge and other	2,312	(1,594)	—	—	—	718
Net deferred tax liability	(7,891)	(1,462)	(6)	—	(1,054)	(10,413)

			Recognised
			in other
	January 1,	Recognised in	comprehensive	Effect of	Effect of	December 31,
	2019	profit / loss	income	acquisitions	disposals	2019
Assets / (liabilities) arising from tax effect of:
Property, plant and equipment	(16,238)	(1,168)	42	57	(647)	(17,954)
Other intangible assets	(6,080)	(448)	2	(5)	(33)	(6,564)
Potential distributions from/ to Group’s subsidiaries/ associates and joint ventures	(4,019)	(462)	135	—	1,916	(2,430)
Licenses	(1,917)	154	24	—	—	(1,739)
Customer base	(706)	159	—	(29)	—	(576)
Capitalization of cost to obtain and fulfill contracts	(1,321)	(148)	(1)	—	22	(1,448)
Accrued expenses for services	7,005	1,193	14	—	(283)	7,929
Write-down of inventories	1,448	(761)	(6)	—	—	681
Allowance for ECL	1,438	1,722	10	—	(223)	2,947
Right-of-use assets and lease obligations	2,564	1,024	6	—	(74)	3,520
Loss carryforward	4,256	275	—	103	—	4,634
Provision for investment in Delta Bank in Ukraine	367	—	26	—	(393)	—
Contract liabilities	954	192	(6)	—	90	1,230
Debt modification	(1,075)	642	—	—	—	(433)
Hedge and other	75	2,172	58	—	7	2,312
Net deferred tax liability	(13,249)	4,546	304	126	382	(7,891)